Consolidated Statement Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement of Comprehensive Income
Net income	$ 166,821	$ 122,653	$ 250,242
Net change in accumulated other comprehensive income
Change in net unrealized gain on equity investments	51	49	138
Change in foreign currency translation adjustment	(34)	4
Change related to retirement plan
Net actuarial gains (losses)	13,345	90	(9,625)
Amortization of prior service cost	(3,605)	(3,735)	(3,815)
Amortization of unrecognized net loss	2,452	2,517	1,934
Total gains (losses) recognized in Comprehensive Income before income tax benefit (expense)	12,192	(1,128)	(11,506)
Change in deferred income taxes	(4,646)	1,797	5,722
Change related to retirement plan, net of tax	7,546	669	(5,784)
Net change in accumulated other comprehensive income	7,563	722	(5,646)
Comprehensive income	174,384	123,375	244,596
Less: Comprehensive income attributable to noncontrolling interest	24,894	40,792	49,676
Comprehensive income attributable to TDS shareholders	$ 149,490	$ 82,583	$ 194,920